LOANS TO THIRD PARTIES (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	$ 452,687	¥ 3,200,377	¥ 4,960,000
Allowance for doubtful accounts	0	0	0
Total loans to third parties	$ 452,687	¥ 3,200,377	¥ 4,960,000